August 26, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
File Nos. 2-75503; 811-03364

Ladies and Gentlemen:

On behalf of Maxim Series Fund, Inc. (the “Fund”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, accompanying this letter for filing is the Prospectus for the Maxim Putnam High Yield Bond Portfolio (the “Portfolio”), dated August 26, 2011.

The filing reflects changes in response to a comment of the Commission staff (“Staff”) on post-effective amendment No. 115 (“Amendment No. 115”) to the Fund’s registration statement, filed pursuant to Rule 485(a)(1) under the 1933 Act on June 27, 2011. Amendment No. 115 was filed to update the prospectus for the Portfolio to reflect (i) the addition of Class L shares to the Portfolio, and (ii) updated disclosure of the Portfolio’s principal investment strategies.

I. RESPONSE TO STAFF COMMENT

Set forth below is the Staff comment on Amendment No. 115, communicated by telephone to the Fund’s outside counsel on August 10, 2011, by Mr. Jason Fox of the Commission’s Office of Insurance Products, followed by the Fund’s response.

Comment

With regard to the change from “total” assets to “net” assets in the Portfolio’s 80% investment strategy, please add “(plus borrowings for investment purposes)” after “net assets.”

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111

Securities and Exchange Commission

August 26, 2011

Response

Comment complied with by adding “(plus the amount of any borrowings for investment purposes)” after “net assets” in the Portfolio’s Principal Investment Strategies section.

II. “TANDY” REPRESENTATIONS

The Fund hereby acknowledges as follows:

•	The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Comments by the Staff or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•

The Fund may not assert Staff comments as a defense to any action initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

*	*	*

If you have any questions concerning this filing, please call me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111